Schedule - Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Name	NOV Inc. 401(k) Plan
Entity Tax Identification Number	76-0475815
EBP, Plan Number	001